Discontinued operations	12 Months Ended
Dec. 31, 2011
Discontinued operations

Note 12: Discontinued operations

Discontinued operations consist of third-party revenue and operating expenses of the ESP and Chemicals divisions of GCS. Revenues were generated through the sale of oilfield supplies, chemicals, downhole submersible pumps and related services to oil and natural gas operators primarily in Oklahoma, Texas, and Wyoming. Operating expenses consisted of costs of sales related to product sales and general and administrative expenses.

In the second quarter of 2009, we committed to a plan to sell the assets of these divisions, and on June 8, 2009, we sold the assets of the ESP division of GCS to Global Oilfield Services, Inc. (“Global”) for a cash price of approximately $24,650 after working capital adjustments as provided in the agreement. We paid off notes payable attributed to certain assets sold to Global in the amount of $1,605, and recorded a pre-tax gain associated with the sale of $9,081.

On December 11, 2009, we entered into an agreement with Reef Services, LLC (“Reef”) under which we exchanged the assets of the Chemicals division of GCS for the assets of the Reef Acid Division and cash of $696. The assets received consist primarily of acid trucks and related equipment and have an estimated fair value of approximately $2,950. This transaction is considered a non-monetary exchange accounted for at fair value. We paid off notes payable attributed to certain assets sold to Reef in the amount of $253, and recorded a pre-tax gain associated with the exchange of $1,368.

The operating results of these divisions have been reclassified as discontinued operations in the consolidated statements of operations as detailed in the table below. There was no activity associated with these divisions during 2011 or 2010.

Year ended December 31, 2009
Revenues	$8,760
Operating expenses	(8,375)
Depreciation, depletion and amortization	(541)
Gain on sale	10,449

Income before income taxes	10,293
Income tax expense	3,841

Income from discontinued operations	$6,452

There were no assets held for sale or liabilities associated with discontinued operations as of December 31, 2011 or 2010.